Finance and other costs (Tables)	12 Months Ended
Mar. 31, 2020
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Detailed Information about Finance and Other Costs

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Interest expense on financial liabilities at amortised cost (2)	51,118	60,712	56,175	745
Foreign currency translation reserve reclassified from equity to profit or loss relating to subsidiaries under liquidation (3)	81,315	—	—	—
Unwinding of discount on provisions	837	936	962	13
Net foreign exchange loss on borrowings and creditors for capital expenditure	1,565	2,721	4,789	64
Other finance costs	3,968	2,792	2,588	34
Net interest on defined benefit arrangements	154	210	212	3
Capitalisation of finance costs (1)	(3,484)	(8,345)	(10,169)	(135)

	135,473	59,026	54,557	724
Notes:

(1)	Interest rate of 7.49% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2020.
(2)	Inclu d e s i nterest expense on lease liabilities for the year ended March 31, 2020 is ₹ 247 million ($ 3 million).
(3)
During the year ended March 31, 2018, the Group started the process of liquidating its three wholly owned subsidiaries i.e. Twin Star Mauritius Holdings Limited, Twin Star Energy Holdings Limited and Sesa Sterlite Mauritius Holdings Limited. All these entities had US dollar as their functional currency and their financial statements were translated into Indian Rupees for the purpose of consolidated financial statements. The cumulative exchange difference recognized in equity relating to these entities was recognised in the consolidated statements of profit or loss during the year ended March 31, 2018. These entities were dissolved on May 19, 2019, May 21, 2019 and May 21, 2019 respectively.